NET REVENUE	12 Months Ended
Dec. 31, 2019
NET REVENUE
NET REVENUE

14. NET REVENUE

Disaggregation of revenues

All of the Group’s revenues for the years ended December 31, 2017, 2018 and 2019 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Year Ended December 31,
	2017	2018	2019
Product Revenues	949,217	1,770,227	3,929,698
B2C Business	862,327	847,476	763,254
B2B Business	86,890	922,751	3,166,444
Service Revenues	10,269	15,743	22,355
MP Service	8,767	12,375	17,239
Other Services	1,502	3,368	5,116
Total	959,486	1,785,970	3,952,053

Contract balance

The typical contract term of MP service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2018 and 2019 was insignificant.

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheet. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Opening Balance as of January 1, 2018	20,398	11,722
Increase/(decrease), net	8,171	3,767
Ending Balance as of December 31, 2018	28,569	15,489
Increase/(decrease), net	36,678	47,967
Ending Balance as of December 31, 2019	65,247	63,456

Revenue amounted RMB11,722 and RMB15,489 were recognized in the years ended December 31, 2018 and 2019, respectively that were included in the balance of advance from customers at the beginning of the each year.